Stock-based compensation - Narrative (Details) - USD ($)		6 Months Ended		12 Months Ended
	Apr. 14, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value, stock options granted (in usd per share)				$ 1.99	$ 0.35
Fair value of stock options vested				$ 1,733,745	$ 1,035,000
Warrants, exercise price (in usd per share)				$ 1
Two Thousand Twenty Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Grant Outstanding Number				$ 16,336,134,000	$ 12,654,807,000
Percentage of options vested				25.00%
oneyearcliff [Member] | Two Thousand Twenty Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years
DWave System [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value, stock options granted (in usd per share)		$ 0	$ 0.62
Fair value of stock options vested		$ 1,703,000	$ 535,000
DWave System [Member] | Two Thousand Twenty Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of options vested				75.00%
Common stock warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, exercise price (in usd per share)				$ 1.75		$ 1.75
Warrants outstanding (in shares)				617,972		617,972
Common stock warrants | DWave System [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants expired (in shares)	617,972
Warrants, exercise price (in usd per share)	$ 1.75					$ 1.75
Warrants outstanding (in shares)		0				617,972